Schedule of investments

Delaware Tax-Free Arizona Fund November 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 101.40%
Corporate Revenue Bonds - 9.24%
Chandler Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	1,000,000	$1,039,070
Maricopa County Pollution Control
(Public Service - Palo Verde Project) Series B 5.20%
6/1/43 •	1,500,000	1,526,565
Pima County Industrial Development Authority Pollution
Control Revenue
(Tucson Electric Power) Series A 5.25% 10/1/40	2,000,000	2,055,420
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,670,220
		7,291,275
Education Revenue Bonds - 30.43%
Arizona Health Facilities Authority Healthcare Education
Revenue
(Kirksville College) 5.125% 1/1/30	1,500,000	1,504,680
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00%
7/1/51	1,000,000	1,145,930
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	373,811
(American Charter Schools Foundation Project) 144A
6.00% 7/1/47 #	400,000	459,444
(Equitable School Revolving Fund) Series A 4.00%
11/1/49	1,600,000	1,748,048
(Pincrest Academy of Nevada-Horizon, Inspirada and St.
Rose Campus Projects) Series A 144A 5.75% 7/15/48 #	250,000	279,980
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,002,410
Arizona State University System Revenue
(Green Bonds) Series A 5.00% 7/1/43	1,000,000	1,247,860
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	696,910
5.125% 5/15/40	1,305,000	1,325,175
Maricopa County Industrial Development Authority
Revenue
(GreatHearts Arizona Projects) Series A 5.00% 7/1/52	725,000	840,978
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	872,724
McAllister Academic Village Revenue
(Arizona State University Hassayampa Academic Village
Project) 5.00% 7/1/31	1,000,000	1,210,650

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Schedule of investments

Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Northern Arizona University
5.00% 6/1/36	475,000	$497,933
5.00% 6/1/41	1,240,000	1,298,168
Phoenix Industrial Development Authority
(Basis School Projects) 144A 5.00% 7/1/35 #	500,000	541,115
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,299,575
(Eagle College Preparatory Project) Series A 5.00%
7/1/43	500,000	514,585
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,095,220
(Rowan University Project) 5.00% 6/1/42	2,000,000	2,130,900
Pima County Industrial Development Authority Education
Revenue
(American Leadership Academy Project)
144A 5.00% 6/15/47 #	100,000	103,237
144A 5.00% 6/15/52 #	90,000	92,584
(Edkey Charter School Project) 6.00% 7/1/48	1,000,000	990,510
(Tucson Country Day School Project) 5.00% 6/1/37	750,000	737,977
University of Arizona Board of Regents
Series A 4.00% 6/1/44	475,000	534,237
Series A 5.00% 6/1/38	1,000,000	1,106,820
Unrefunded Balance Series A 5.00% 6/1/25	335,000	365,277
		24,016,738
Electric Revenue Bonds - 8.15%
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	170,000	130,475
Series WW 5.00% 7/1/28 ‡	245,000	188,037
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 1/1/39	3,000,000	3,687,780
Series A 5.00% 12/1/45	1,000,000	1,167,090
Series A 5.00% 1/1/47	1,000,000	1,260,540
		6,433,922
Healthcare Revenue Bonds - 19.19%
Arizona Health Facilities Authority Hospital System
Revenue
(Banner Health) Series A 5.00% 1/1/43	500,000	533,545
(Phoenix Children’s Hospital) Series A 5.00% 2/1/34	995,000	1,062,531
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	1,000,000	1,133,730
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project
First Tier) Series A 5.00% 1/1/54	145,000	161,688

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project
Second Tier)
Series B 5.00% 1/1/49	55,000	$59,995
Series B 5.125% 1/1/54	65,000	70,984
(Great Lakes Senior Living Communities LLC Project
Third Tier) Series C 144A 5.00% 1/1/49 #	500,000	535,740
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.00%
11/15/36	270,000	291,333
(Sun Health Services) Series A 5.00% 11/15/48	1,000,000	1,127,950
Maricopa County Industrial Development Authority Health
Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,107,040
Series A 4.00% 1/1/44	1,500,000	1,663,845
Maricopa County Industrial Development Authority Senior
Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	424,448
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Hospital Auxilio Mutuo Obligated Group Project)
Series A 6.00% 7/1/33	790,000	824,041
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	1,200,000	1,278,804
(Mirabella at ASU Project) Series A 144A 6.125%
10/1/52 #	250,000	284,308
Yavapai County Industrial Development Authority Hospital
Facility
(Yavapai Regional Medical Center)
4.00% 8/1/43	1,500,000	1,646,325
Series A 5.25% 8/1/33	2,000,000	2,255,580
Yuma Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	335,940
Series A 5.25% 8/1/32	300,000	345,255
		15,143,082
Lease Revenue Bonds - 6.10%
Arizona Game & Fish Department & Community Beneficial
Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,002,780
Arizona Sports & Tourism Authority Senior Revenue
(Multipurpose Stadium Facility) Series A 5.00% 7/1/36	350,000	372,183

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Schedule of investments

Delaware Tax-Free Arizona Fund (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	$1,003,030
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.00% 7/1/49	2,000,000	2,437,140
		4,815,133
Local General Obligation Bonds - 3.85%
Maricopa County High School District No. 214 Tolleson
Union High School
(School Improvement Project) Series B 4.00% 7/1/37	1,300,000	1,472,770
Maricopa County School District No. 3 Tempe Elementary
(School Improvement Project) Series B 5.00% 7/1/30	560,000	710,976
Maricopa County Unified School District No. 95 Queen
Creek
(School Improvement) 4.00% 7/1/35	500,000	569,885
Pinal County Community College District
4.00% 7/1/31	250,000	280,643
		3,034,274
Pre-Refunded Bonds - 2.39%
Phoenix Industrial Development Authority
(Great Hearts Academic Project)
6.30% 7/1/42-21 §	500,000	539,895
6.40% 7/1/47-21 §	500,000	540,675
Pinal County Electric District No. 3
Series A 5.25% 7/1/41-21 §	750,000	798,300
University of Arizona Board of Regents
Series A 5.00% 6/1/25-22 §	10,000	10,949
		1,889,819
Special Tax Revenue Bonds - 10.54%
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	626,772
Glendale Transportation Excise Tax Revenue
5.00% 7/1/30 (AGM)	1,000,000	1,174,850
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	545,000	568,833
Series A 5.25% 1/1/36	705,000	741,491
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,035,000	3,140,770
Series A-1 5.00% 7/1/58	440,000	462,330
Series A-2 4.536% 7/1/53	1,000,000	1,016,030

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(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Regional Public Transportation Authority
(Maricopa County Public Transportation) 5.25% 7/1/24	500,000	$590,905
		8,321,981
Transportation Revenue Bonds - 5.20%
Arizona Department of Transportation State Highway Fund
Revenue
5.00% 7/1/35	500,000	600,455
Phoenix Civic Improvement Airport Revenue
Series B 5.00% 7/1/37	1,000,000	1,215,850
(Senior Lien)
4.00% 7/1/48 (AMT)	500,000	543,515
5.00% 7/1/32 (AMT)	500,000	554,035
Series A 5.00% 7/1/36 (AMT)	1,000,000	1,192,200
		4,106,055
Water & Sewer Revenue Bonds - 6.31%
Arizona Water Infrastructure Finance Authority
(Water Quality Revenue) Series A 5.00% 10/1/26	1,000,000	1,174,860
Central Arizona Water Conservation District
(Central Arizona Project) 5.00% 1/1/31	600,000	716,412
Guam Government Waterworks Authority Revenue
5.00% 7/1/37	250,000	290,557
Mesa Utility System Revenue
4.00% 7/1/31	850,000	963,152
Phoenix Civic Improvement Corporation
(Junior Lien)
5.00% 7/1/27	1,000,000	1,228,690
5.00% 7/1/31	500,000	604,630
		4,978,301
Total Municipal Bonds (cost $75,782,626)		80,030,580

Total Value of Securities – 101.40%
(cost $75,782,626)		80,030,580

Liabilities Net of Receivables and Other Assets – (1.40%)		(1,105,365)
Net Assets Applicable to 6,817,759 Shares Outstanding – 100.00%		$78,925,215

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At Nov. 30, 2019, the aggregate value of Rule 144A securities was $3,094,667, which represents
3.92% of the Fund’s net assets.

§ Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds.
For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.

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Schedule of investments

Delaware Tax-Free Arizona Fund (Unaudited)

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡ Non-income producing security. Security is currently in default.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
Nov. 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

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